Subsequent events (Details)	Jul. 30, 2026 CAD ($) $ / shares shares	Aug. 10, 2026 shares	Jul. 31, 2026 shares	Jul. 22, 2026 shares	Jun. 30, 2026 USD ($)
Rodman and Renshaw LLC [Member]
Subsequent events (Details) [Line Items]
Sold an aggregate in gross proceeds (in Dollars)					$ 187,194
Class B Subordinate Voting Shares [Member] | Rodman and Renshaw LLC [Member]
Subsequent events (Details) [Line Items]
Sold an aggregate in gross proceeds (in Dollars)					$ 675,823
Subsequent Events [Member] | Class B Subordinate Voting Shares [Member]
Subsequent events (Details) [Line Items]
Number of shares issued | shares	30,948
Deemed price per share (in Dollars per share) | $ / shares	$ 3.99
Settlement of debt amount (in Dollars)	$ 123,487.43
Subsequent Events [Member] | Class B Subordinate Voting Shares [Member]
Subsequent events (Details) [Line Items]
Number of shares issued | shares	65,036	74,142	87,922	64,832